Stockholders' Deficit	6 Months Ended	12 Months Ended
	Dec. 31, 2015	Jun. 30, 2015
Equity [Abstract]
Stockholders' Deficit

NOTE 7 – STOCKHOLDERS’ DEFICIT

On July 1, 2015, the Company issued 15,000 shares of its common stock valued at $75,000 to an employee as a signing bonus.

On July 15, 2015, the board of directors approved the issuance of 63,500 stock options to employees to be utilized on a performance and retention basis.

On September 30, 2015, the Company issued 10,000 shares of its common stock valued by the Company’s board of directors at $50,000 to PIMCO as a loan fee in consideration of the additional $500,000 draw-down on the PIMCO Note Payable that was funded on October 20, 2015. (See Note 4—Note Payable).

On November 17, 2015, the Company issued options to purchase 43,000 shares of stock to six employees for services rendered. (See Note 8—Commitments and Contingencies—Stock Incentive Plan)

NOTE 7– STOCKHOLDERS’ DEFICIT

During the year ended June 30, 2015, TD Legacy, a related party, issued 1,813 limited liability company units to Kodiak Capital (“Kodiak”), in consideration of a capital commitment fee previously rendered to XFit. The value of these shares was $3.75 per share based on the $15.0 million valuation established upon closing of the PIMCO Note Payable. This was recorded as a contribution to additional paid-in-capital and general and administrative expense in the accompanying consolidated financial statements.

During the year ended June 30, 2015, TD Legacy, a related party, issued 173 limited liability company units to its chief financial officer in consideration of an agreement to cancel indebtedness of $25,000 for consulting services previously rendered to XFit. This was recorded as a contribution to additional paid-in capital and general and administrative expense in the accompanying consolidated financial statements.

During the year ended June 30, 2015, TD Legacy, a related party, issued 69 limited liability company units to its legal counsel in settlement of $10,000 of legal services previously rendered to XFit. This was recorded as a contribution to additional paid-in capital and general and administrative expense in the accompanying consolidated financial statements.

During the year ended June 30, 2015, the Company agreed to issue 11,000 shares of its common stock valued at $55,000, in connection with the Asset Purchase Agreement for the Transformation exercise and fitness program (refer to Note 8).

During the year ended June 30, 2015, the Company issued 2,500 shares of its common stock valued at $12,500 to an employee as a performance bonus.

During the year ended June 30, 2015, the Company issued 60,000 shares of its common stock valued at $300,000 to two key vendors in consideration of future inventory purchases (refer to Note 8).